Income Taxes (Details) - Schedule of effective tax rate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Effective Tax Rate [Abstract]
Income tax recovery at statutory rate, amount	$ (67,962)	$ 11,299
Income tax recovery at statutory rate, percentage	26.50%	26.50%
Increase (decrease) in taxes resulting from:
Foreign tax rate differential, amount	$ 1,070	$ 383
Foreign tax rate differential, percentage	(0.40%)	0.90%
Prior year, amount	$ 64	$ (516)
Prior year, percentage		(1.20%)
Non-deductible expenses and other, amount	$ (92)	$ 12,996
Non-deductible expenses and other, percentage		30.50%
Deferred tax asset not recognized, amount	$ 49,508	$ (3,655)
Deferred tax asset not recognized, percentage	(19.30%)	(8.60%)
Effective tax rate, amount	$ (17,412)	$ 20,507
Effective tax rate, percentage	6.80%	48.10%